Schedule of Investments (unaudited)	iShares® Morningstar Small-Cap ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.6%
Aerojet Rocketdyne Holdings Inc.(a)	16,860	$877,395
Curtiss-Wright Corp.	9,732	1,010,084
Hexcel Corp.	19,606	855,998
Kratos Defense & Security Solutions Inc.(a)	28,815	764,750
Spirit AeroSystems Holdings Inc., Class A	24,790	839,637
Virgin Galactic Holdings Inc.(a)(b)	30,082	1,332,332
		5,680,196
Auto Components — 0.7%
LCI Industries	5,903	763,730
Visteon Corp.(a)	6,529	832,317
		1,596,047
Automobiles — 0.7%
Thor Industries Inc.	12,975	1,570,105

Banks — 11.6%
Ameris Bancorp.	16,159	631,979
Atlantic Union Bankshares Corp.	18,491	607,244
BancorpSouth Bank	22,665	626,687
Bank of Hawaii Corp.	9,407	735,533
Columbia Banking System Inc.	16,343	629,532
Community Bank System Inc.	12,238	793,634
Cullen/Frost Bankers Inc.	13,117	1,209,912
CVB Financial Corp.	29,529	573,748
East West Bancorp. Inc.	33,041	1,980,478
Eastern Bankshares Inc.(a)	43,880	699,447
First Citizens BancShares Inc./NC, Class A	1,694	1,009,607
Glacier Bancorp. Inc.	22,380	1,044,027
Hilltop Holdings Inc.	15,320	460,213
Home BancShares Inc./AR	35,686	756,543
Independent Bank Group Inc.	8,644	530,915
Investors Bancorp. Inc.	53,496	615,739
Pacific Premier Bancorp. Inc.	22,064	733,628
Pinnacle Financial Partners Inc.	17,703	1,213,187
Popular Inc.	19,748	1,120,699
Prosperity Bancshares Inc.	21,688	1,462,639
Signature Bank/New York NY	12,503	2,065,371
Simmons First National Corp., Class A.	24,880	614,536
South State Corp.	16,631	1,159,846
Sterling Bancorp./DE	45,599	841,758
Texas Capital Bancshares Inc.(a)	11,851	713,667
United Community Banks Inc./GA	19,786	590,216
Western Alliance Bancorp.	23,533	1,604,480
Wintrust Financial Corp.	13,522	813,889
		25,839,154
Biotechnology — 5.0%
Alkermes PLC(a)(b)	37,370	784,396
Apellis Pharmaceuticals Inc.(a)(b)	12,991	575,112
Arena Pharmaceuticals Inc.(a)	13,640	1,012,634
Bluebird Bio Inc.(a)(b)	15,581	694,134
Emergent BioSolutions Inc.(a)	10,563	1,128,656
Forma Therapeutics Holdings Inc.(a)	4,772	184,342
Global Blood Therapeutics Inc.(a)	14,514	727,442
Inovio Pharmaceuticals Inc.(a)(b)	43,672	556,818
Novavax Inc.(a)(b)	13,669	3,020,029
OPKO Health Inc.(a)	102,623	555,190
Seres Therapeutics Inc.(a)	13,376	317,680
TG Therapeutics Inc.(a)	25,275	1,220,024

Security	Shares	Value
Biotechnology (continued)
uniQure NV(a)(b)	8,863	$313,839
		11,090,296
Building Products — 1.7%
Armstrong World Industries Inc.	11,228	878,142
AZEK Co. Inc. (The)(a)	29,235	1,166,184
JELD-WEN Holding Inc.(a)	15,890	412,981
Masonite International Corp.(a)	5,763	573,419
UFP Industries Inc.	14,369	775,064
		3,805,790
Capital Markets — 2.9%
Ares Management Corp., Class A	22,272	1,005,803
Artisan Partners Asset Management Inc., Class A	13,702	663,177
Cohen & Steers Inc.	5,534	362,477
Evercore Inc., Class A	9,527	1,039,396
Houlihan Lokey Inc.	12,092	784,166
LPL Financial Holdings Inc.	18,506	2,004,940
Moelis & Co., Class A	13,036	648,020
		6,507,979
Chemicals — 3.1%
Ashland Global Holdings Inc.	12,725	1,017,873
Avient Corp.	21,456	824,554
HB Fuller Co.	12,160	618,822
Innospec Inc.	5,778	507,251
NewMarket Corp.	1,718	673,782
Sensient Technologies Corp.	9,949	701,703
Stepan Co.	5,014	564,978
Valvoline Inc.	43,469	1,031,954
WR Grace & Co.	14,606	847,440
		6,788,357
Commercial Services & Supplies — 1.9%
ABM Industries Inc.	15,668	575,642
Brady Corp., Class A, NVS	11,400	523,374
Brink’s Co. (The)(b)	11,607	790,785
Cimpress PLC(a)(b)	4,599	420,303
Healthcare Services Group Inc.	17,506	567,544
Stericycle Inc.(a)	21,368	1,399,177
		4,276,825
Communications Equipment — 0.4%
Viavi Solutions Inc.(a)	53,756	830,530

Construction & Engineering — 2.0%
Arcosa Inc.	11,344	632,882
Dycom Industries Inc.(a)	7,503	608,793
EMCOR Group Inc.	12,873	1,136,686
MasTec Inc.(a)(b)	13,166	1,015,757
Valmont Industries Inc.	4,984	961,513
		4,355,631
Construction Materials — 0.7%
Eagle Materials Inc.	9,804	1,078,734
Summit Materials Inc., Class A(a)	26,829	550,799
		1,629,533
Consumer Finance — 1.6%
Credit Acceptance Corp.(a)(b)	2,856	1,101,759
FirstCash Inc.	9,746	573,845
Green Dot Corp., Class A(a)	12,344	620,039
SLM Corp.	87,999	1,221,426
		3,517,069

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value
Containers & Packaging — 1.5%
Berry Global Group Inc.(a)	31,159	$1,538,320
Graphic Packaging Holding Co.	63,511	994,582
Pactiv Evergreen Inc.(a)	9,738	137,598
Silgan Holdings Inc.	18,452	672,206
		3,342,706
Diversified Consumer Services — 0.7%
Grand Canyon Education Inc.(a)	10,994	933,830
Strategic Education Inc.	5,739	507,156
		1,440,986
Diversified Financial Services — 0.5%
Jefferies Financial Group Inc.	48,508	1,132,662

Diversified Telecommunication Services — 1.1%
Iridium Communications Inc.(a)(b)	27,495	1,354,679
Liberty Latin America Ltd., Class A(a)	11,759	118,648
Liberty Latin America Ltd., Class C, NVS(a)	35,950	355,546
Vonage Holdings Corp.(a)	54,844	684,453
		2,513,326
Electric Utilities — 0.7%
MGE Energy Inc.	8,502	541,407
PNM Resources Inc.	18,695	907,082
		1,448,489
Electrical Equipment — 0.9%
EnerSys	9,995	821,889
Regal Beloit Corp.	9,515	1,193,942
		2,015,831
Electronic Equipment, Instruments & Components — 3.3%
Fabrinet(a)	8,680	685,199
FLIR Systems Inc.	30,609	1,593,198
II-VI Inc.(a)(b)	24,209	2,035,251
National Instruments Corp.	30,761	1,273,505
Plexus Corp.(a)	6,780	521,518
Vontier Corp.(a)	39,492	1,280,726
		7,389,397
Entertainment — 0.6%
Madison Square Garden Sports Corp.(a)	4,093	662,616
World Wrestling Entertainment Inc., Class A	10,996	619,404
		1,282,020
Equity Real Estate Investment Trusts (REITs) — 10.5%
Agree Realty Corp.	13,645	862,364
American Campus Communities Inc.	32,264	1,327,986
Apartment Investment & Management Co., Class A	35,792	164,285
CareTrust REIT Inc.	22,301	500,881
Corporate Office Properties Trust	26,223	688,878
Cousins Properties Inc.	34,850	1,099,169
CubeSmart	45,575	1,587,833
Douglas Emmett Inc.	38,678	1,071,767
Federal Realty Investment Trust	16,067	1,406,827
Four Corners Property Trust Inc.	17,169	452,575
Healthcare Realty Trust Inc.	31,941	958,549
Healthcare Trust of America Inc., Class A	51,013	1,441,117
Hudson Pacific Properties Inc.	35,722	837,324
Kilroy Realty Corp.	24,478	1,386,189
Lexington Realty Trust	65,067	666,937
Life Storage Inc.	17,087	1,393,917
National Storage Affiliates Trust	14,652	535,384
Physicians Realty Trust	48,877	861,702
PotlatchDeltic Corp.	15,709	750,262

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
PS Business Parks Inc.	4,716	$641,942
Rayonier Inc.	32,019	984,584
Spirit Realty Capital Inc.	26,791	1,033,061
STAG Industrial Inc.	35,010	1,043,298
STORE Capital Corp.	55,160	1,711,063
		23,407,894
Food & Staples Retailing — 2.2%
BJ’s Wholesale Club Holdings Inc.(a)	32,041	1,347,965
Performance Food Group Co.(a)	31,165	1,461,015
PriceSmart Inc.	5,482	514,650
U.S. Foods Holding Corp.(a)	51,546	1,597,411
		4,921,041
Food Products — 1.6%
Cal-Maine Foods Inc.(a)(b)	8,859	339,654
Flowers Foods Inc.	46,012	1,056,435
Hain Celestial Group Inc. (The)(a)	19,370	805,501
J&J Snack Foods Corp.	3,521	537,516
Sanderson Farms Inc.	4,656	634,101
Seaboard Corp.	61	191,919
		3,565,126
Health Care Equipment & Supplies — 0.9%
CONMED Corp.	6,718	751,744
Integer Holdings Corp.(a)(b)	7,729	570,400
LivaNova PLC(a)	11,413	717,878
		2,040,022
Health Care Providers & Services — 1.1%
AMN Healthcare Services Inc.(a)(b)	11,041	796,277
Covetrus Inc.(a)	23,284	793,286
Option Care Health Inc.(a)	14,820	273,874
Select Medical Holdings Corp.(a)	25,319	650,698
		2,514,135
Hotels, Restaurants & Leisure — 2.7%
Boyd Gaming Corp.	18,843	850,950
Choice Hotels International Inc.	6,777	682,037
Hilton Grand Vacations Inc.(a)	20,011	594,727
Hyatt Hotels Corp., Class A	8,318	546,160
Marriott Vacations Worldwide Corp.	9,624	1,181,442
Shake Shack Inc., Class A(a)(b)	8,371	949,439
Wyndham Hotels & Resorts Inc.	21,840	1,270,433
		6,075,188
Household Durables — 2.7%
Helen of Troy Ltd.(a)(b)	5,943	1,451,578
iRobot Corp.(a)	6,611	793,981
Leggett & Platt Inc.	31,060	1,273,460
LGI Homes Inc.(a)	5,195	554,358
Meritage Homes Corp.(a)	8,838	709,338
Tempur Sealy International Inc.(a)	44,998	1,187,947
		5,970,662
Household Products — 0.8%
Central Garden & Pet Co.(a)	2,381	100,692
Central Garden & Pet Co., Class A, NVS(a)	9,194	358,566
Energizer Holdings Inc.	13,689	600,126
Spectrum Brands Holdings Inc.	9,108	688,292
		1,747,676
Independent Power and Renewable Electricity Producers — 0.4%
Clearway Energy Inc., Class A	7,457	214,985
Clearway Energy Inc., Class C	18,017	558,167
		773,152

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value
Insurance — 1.8%
Axis Capital Holdings Ltd.	18,792	$862,553
Kemper Corp.	14,413	1,013,954
Primerica Inc.	9,212	1,283,324
Selective Insurance Group Inc.	14,034	911,929
		4,071,760
Interactive Media & Services — 0.3%
TripAdvisor Inc.(a)	22,574	699,117

IT Services — 2.8%
CACI International Inc., Class A(a)	5,896	1,422,233
EVERTEC Inc.	14,042	487,257
ExlService Holdings Inc.(a)	7,946	609,299
ManTech International Corp./VA, Class A	6,391	573,209
MAXIMUS Inc.	14,416	1,082,065
Rackspace Technology Inc.(a)	7,961	183,979
WEX Inc.(a)	10,300	1,942,580
		6,300,622
Leisure Products — 2.2%
Acushnet Holdings Corp.	8,098	330,560
Brunswick Corp./DE	18,285	1,580,921
Mattel Inc.(a)	81,232	1,471,924
Polaris Inc.	13,537	1,579,362
		4,962,767
Life Sciences Tools & Services — 1.2%
Pacific Biosciences of California Inc.(a)	43,697	1,413,598
Syneos Health Inc.(a)(b)	17,797	1,323,207
		2,736,805
Machinery — 7.3%
AGCO Corp.	14,386	1,595,407
Altra Industrial Motion Corp.	14,274	733,826
Barnes Group Inc.	10,953	526,511
Colfax Corp.(a)	23,635	877,331
Donaldson Co. Inc.	29,464	1,751,340
ITT Inc.	20,166	1,506,602
John Bean Technologies Corp.	7,447	862,958
Lincoln Electric Holdings Inc.	13,880	1,589,260
Meritor Inc.(a)	17,020	439,286
Middleby Corp. (The)(a)(b)	12,980	1,761,646
Rexnord Corp.	28,073	1,062,844
SPX Corp.(a)	10,524	544,196
Trinity Industries Inc.	19,884	552,974
Watts Water Technologies Inc., Class A	6,438	773,011
Woodward Inc.	13,630	1,525,879
		16,103,071
Marine — 0.6%
Kirby Corp.(a)	14,095	715,462
Matson Inc.	10,127	605,595
		1,321,057
Media — 0.5%
Nexstar Media Group Inc., Class A	10,280	1,168,528

Metals & Mining — 0.8%
Arconic Corp.(a)	22,837	575,492
Hecla Mining Co.	124,759	709,879
Worthington Industries Inc.	8,449	442,221
		1,727,592
Mortgage Real Estate Investment — 0.5%
Hannon Armstrong Sustainable Infrastructure Capital Inc.	17,676	1,045,535

Security	Shares	Value
Multiline Retail — 0.2%
Big Lots Inc.	8,442	$503,819

Oil, Gas & Consumable Fuels — 0.0%
Devon Energy Corp.	1	16

Pharmaceuticals — 0.7%
Axsome Therapeutics Inc.(a)	6,247	425,358
Corcept Therapeutics Inc.(a)	24,571	694,376
Intra-Cellular Therapies Inc.(a)	16,610	534,012
		1,653,746
Professional Services — 1.2%
CoreLogic Inc.	18,232	1,372,687
Insperity Inc.	8,377	657,511
Korn Ferry.	12,732	580,579
		2,610,777
Real Estate Management & Development — 0.6%
Cushman & Wakefield PLC(a)	25,704	368,338
Howard Hughes Corp. (The)(a)	10,571	910,903
		1,279,241
Road & Rail — 0.9%
Landstar System Inc.	8,998	1,254,321
Schneider National Inc., Class B	8,768	184,128
Werner Enterprises Inc.	13,645	535,430
		1,973,879
Semiconductors & Semiconductor Equipment — 2.0%
Advanced Energy Industries Inc.(a)	8,981	921,271
Amkor Technology Inc.	25,181	390,809
Cirrus Logic Inc.(a)	13,590	1,273,247
CMC Materials Inc.	6,819	1,004,507
Synaptics Inc.(a)	8,105	804,178
		4,394,012
Software — 3.4%
Blackbaud Inc.	11,643	774,143
CDK Global Inc.	28,518	1,423,048
CommVault Systems Inc.(a)	11,085	695,916
j2 Global Inc.(a)	10,021	1,028,555
Nutanix Inc., Class A(a)	44,365	1,354,020
Progress Software Corp.	10,618	426,631
Teradata Corp.(a)	25,691	691,088
Verint Systems Inc.(a)	15,344	1,132,848
		7,526,249
Specialty Retail — 1.2%
Asbury Automotive Group Inc.(a)	4,530	646,023
Lithia Motors Inc., Class A	6,108	1,946,498
		2,592,521
Textiles, Apparel & Luxury Goods — 2.5%
Columbia Sportswear Co.	7,159	626,126
Crocs Inc.(a)	15,829	1,108,346
Skechers U.S.A. Inc., Class A(a)	31,795	1,096,292
Steven Madden Ltd.	18,183	610,949
Under Armour Inc., Class A(a)	44,248	774,340
Under Armour Inc., Class C, NVS(a)	45,720	684,428
Wolverine World Wide Inc.	19,303	552,838
		5,453,319
Thrifts & Mortgage Finance — 0.8%
Mr Cooper Group Inc.(a)	16,900	460,187
PennyMac Financial Services Inc.	9,715	563,470
TFS Financial Corp.	11,323	200,077

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value
Thrifts & Mortgage Finance (continued)
Walker & Dunlop Inc.	6,830	$562,246
		1,785,980
Trading Companies & Distributors — 0.8%
Applied Industrial Technologies Inc.s	9,105	640,901
GATX Corp.	8,221	762,909
Rush Enterprises Inc., Class A	9,958	418,136
		1,821,946
Water Utilities — 0.5%
California Water Service Group	11,720	640,381
SJW Group	6,202	410,386
		1,050,767
Total Common Stocks — 99.9%
(Cost: $187,588,730)		221,850,951

Short-Term Investments
Money Market Funds — 4.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(c)(d)(e)	10,424,384	10,430,639

Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	230,000	$230,000
		10,660,639
Total Short-Term Investments — 4.8%
(Cost: $10,657,720)		10,660,639
Total Investments in Securities — 104.7%
(Cost: $198,246,450)		232,511,590
Other Assets, Less Liabilities — (4.7)%		(10,416,997)
Net Assets — 100.0%		$222,094,593

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$12,032,962	$—		$(1,597,925	)(a)	$4,715	$(9,113)	$10,430,639	10,424,384	$80,963	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	104,000	126,000	(a)	—		—	—	230,000	230,000	261		—
						$4,715	$(9,113)	$10,660,639		$81,224		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	2	03/19/21	$207	$3,396

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap ETF
January 31, 2021

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$221,850,951	$—	$—	$221,850,951
Money Market Funds	10,660,639	—	—	10,660,639
	$232,511,590	$—	$—	$232,511,590
Derivative financial instruments(a)
Assets
Futures Contracts	$3,396	$—	$—	$3,396

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares